[PHOTO OMITTED]

                        Smith Barney
                        California
                        Municipals
                        Fund Inc.

                        [PHOTO OMITTED]

                        ------------------
                        SEMI-ANNUAL REPORT
                        ------------------

                        August 31, 1999


                        [LOGO] Smith Barney Mutual Funds

             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE

Smith Barney California
Municipals Fund Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Smith Barney California Municipals Fund Inc. ("Fund") seeks to provide California investors with as high a level of current income exempt from Federal income taxes and California state personal income tax as is consistent with prudent investment management and the preservation of capital. (Please note that a portion of the income from this Fund may be subject to the Alternative Minimum Tax.)

Smith Barney California Municipals Fund Inc.
Average Annual Total Returns
August 31, 1999

                                                   Without Sales Charges(1)
                                              ----------------------------------
                                              Class A      Class B     Class L
================================================================================
Six Months+                                (4.15)%         (4.46)%      (4.43)%
--------------------------------------------------------------------------------
One-Year                                   (2.07)          (2.58)       (2.62)
--------------------------------------------------------------------------------
Five-Year                                   6.73            6.17          N/A
--------------------------------------------------------------------------------
Ten-Year                                    7.22             N/A          N/A
--------------------------------------------------------------------------------
Since Inception++                           8.35            6.49         8.19
================================================================================

                                                    With Sales Charges(2)
                                              ---------------------------------
                                              Class A      Class B     Class L
================================================================================
Six Months+                                (8.00)%         (8.67)%      (6.30)%
--------------------------------------------------------------------------------
One-Year                                   (5.99)          (6.76)       (4.51)
--------------------------------------------------------------------------------
Five-Year                                   5.86            6.01          N/A
--------------------------------------------------------------------------------
Ten-Year                                    6.79             N/A          N/A
--------------------------------------------------------------------------------
Since Inception++                           8.06            6.49         7.97
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and L shares are April 9, 1984, November 6, 1992 and November 14, 1994, respectively.

--------------------------------------------------------------------------------
MARKET HIGHLIGHT
--------------------------------------------------------------------------------

California is currently experiencing a meaningful economic resurgence, as it enjoys its best financial position of the last eight to ten years. In our view, the Golden State's economic recovery has been driven mainly by the growth of new, more diversified industries, which has effectively provided the state with a broader economic base. The nation's largest state economy, and the seventh largest economy in the world, now appears to be running on all cylinders as real estate prices have shown marked improvements.

--------------------------------------------------------------------------------
 NASDAQ SYMBOL
--------------------------------------------------------------------------------

      Class A     SHRCX
      Class B     SCABX
      Class L     SCACX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter ........................................................    1

Historical Performance ....................................................    4

Smith Barney California Municipals Fund Inc.
at a Glance ...............................................................    6

Schedule of Investments ...................................................    7

Statement of Assets and Liabilities .......................................   21

Statement of Operations ...................................................   22

Statements of Changes in Net Assets .......................................   23

Notes to Financial Statements .............................................   24

Financial Highlights ......................................................   27

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO OMITTED]                         [PHOTO OMITTED]

HEATH B. MCLENDON                       JOSEPH P. DEANE

Chairman                                Vice President and
                                        Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney California Municipals Fund Inc. ("Fund") for the period ending August 31, 1999. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update

For the six-month period ended August 31, 1999, the California Municipals Fund posted total returns of a negative 4.15%, 4.46% and 4.43% for its Class A, B and L shares, respectively, without sales charges. In comparison, the Fund's Lipper, Inc. peer group average posted a total return of a negative 3.60% for the same period. (Lipper is a major fund-tracking organization.) Over the six-month period covered by this report, the Fund distributed income dividends totaling $0.38 per Class A share. (Please note that a portion of the income may be subject to the Alternative Minimum Tax.)

Municipal Bond Market Update

We believe that the municipal bond market is approaching a temporary bottom. The Federal Reserve Board ("Fed") has implemented two monetary policy adjustments -- a 25 basis point increase in June and a 25 basis point increase in August -- and those actions should remain unchanged for the foreseeable future. We believe that fixed income markets are returning to "normal" in the aftermath of forced liquidations by major hedge funds and negatively impacted global markets in late 1998. In our opinion, long U.S. Treasury yields represent good value and municipal bonds are trading at roughly 95%-96% of governments. This comparison substantiates the fact that municipal securities are trading at low valuations relative to governments since, under normal market conditions, municipal securities have historically yielded roughly 85% of similar maturity Treasuries.

The recent upward pressure on municipal yields appears to result largely from two factors: 1) the lack of demand for municipal bonds by the traditional institutional sectors that have supported the municipal market; and 2) additional pressures resulting from the pre-Y2K avalanche of issues in the taxable market, which has attracted institutional investors who would otherwise buy municipals.

Yields have rebounded sharply, up nearly three quarters of 1% since the beginning of 1999. The slope of the municipal yield curve has remained extremely steep, with 20-year municipals yielding roughly 120 basis points more than one-year paper. (The yield curve measures the difference between short- and long-term rates.) In the U.S. Treasury market, the difference between one-year and 30-year bond yields is only 80 basis points.

California Economic Highlights

California is currently experiencing a meaningful economic resurgence, as it enjoys its best financial position of the last eight to ten years. Prior to 1990, the structural underpinnings of California's economy were supported by its strong economic growth due in large part to its aerospace


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   1
and defense industries and a continually appreciating real estate market. However, during the past several years, the Golden State's economic recovery has been driven mainly by the growth of new, more diversified industries, which has effectively provided a broader economic base. The nation's largest state economy, and the seventh largest economy in the world, now appears to be running on all cylinders as real estate prices throughout the state have shown marked improvements. Building activity posted impressive gains in June. Total building value was up 18.4% from June 1998, primarily from an almost 27% growth in the value of residential permits. Existing home sales in California through June have increased roughly 9.5%, while the median price of a home in California has increased approximately 8.2% over June 1998. Furthermore, California's office vacancy rate is among the lowest in the U.S.

We think these gains, coupled with California's lowest unemployment levels in eight years and an annual state GDP of more than $1 trillion, should allow California to remain a competitive economic force for many years to come.

Investment Strategy

As noted, the Fund seeks to provide California investors with as high a level of dividend income exempt from federal income taxes and California state personal income tax as is consistent with conservative investment management and the preservation of capital. As of August 31, 1999, the Fund's average weighted maturity is approximately 19.3 years.

Also, as of August 31, 1999, approximately 99% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard & Poor's Corporation or Moody's Investors Service Inc., with 74.3% of the Fund invested in AAA bonds, the highest possible rating. (Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Services, or that have an equivalent rating by any nationally recognized statistical rating organization, or determined by the manager to be of equivalent quality.)

The Fund's largest holdings are concentrated in water/sewer bonds (20.4%), hospital bonds (12.8%) and education bonds (7.0%).

We are positive on California municipal bonds. Additionally, we believe that buying bonds with relatively longer maturities (20 to 30 years) and lower coupons (5% and a bit lower) will enable us to be more aggressively positioned for what should be a drop in long-term interest rates later this year.

Until recently, our investment strategy had been focused primarily on buying high-grade, short-maturity bonds in anticipation of the ensuing increase in interest rates. Currently, with recent interest rate increases behind us, we are aggressive buyers of longer, high-grade discount bonds. We believe that investor sentiment has weakened and the market has taken on a negative psychology.

Municipal Bond Market Outlook

Our outlook for the municipal bond market is optimistic. We think that the actions of the Fed were preemptively conservative. Inflation should remain in check, at least in the near term. A possible easing of economic activity as a result of Y2K ramifications could prove positive for fixed income markets.

Looking ahead, we believe that the U.S. economy should remain strong in the coming months with muted inflationary pressures. Recent economic conditions have created opportunities for municipal securities to catch up with Treasuries, and we continue to see good value at the long end of the market.

With long-term municipal bond yields in the 5.75% range and inflation under control, "real," inflation-adjusted yields on longer intermediate- and long-term municipals are competitive.

Following the Fed's August 24, 1999 short-term interest rate increase of 0.25%, we do not anticipate


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders
further policy change for the remainder of 1999 amid optimism that the Fed has acted sufficiently to curb inflationary pressures.

As always, we will be monitoring these events closely. Thank you for investing in the Smith Barney California Municipals Fund.

Sincerely,


/s/ Heath B. McLendon               /s/ Joseph P. Deane

Heath B. McLendon                   Joseph P. Deane
Chairman                            Vice President and
                                    Investment Officer

September 22, 1999


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   3

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                         Net Asset Value
                      ---------------------
                      Beginning      End       Income         Capital Gain        Return         Total
Period Ended          of Period   of Period   Dividends      Distributions      of Capital      Returns(1)
=======================================================================================================
8/31/99                $16.93      $15.86       $0.38             $0.00            $0.00          (4.15)%+
-------------------------------------------------------------------------------------------------------
2/28/99                 16.99       16.93        0.80              0.10             0.00           5.02
-------------------------------------------------------------------------------------------------------
2/28/98                 16.26       16.99        0.84              0.23             0.00          11.44
-------------------------------------------------------------------------------------------------------
2/28/97                 16.31       16.26        0.85              0.20             0.00           6.37
-------------------------------------------------------------------------------------------------------
2/29/96                 15.40       16.31        0.84              0.03             0.00          11.93
-------------------------------------------------------------------------------------------------------
2/28/95                 16.15       15.40        0.89              0.19             0.00           2.46
-------------------------------------------------------------------------------------------------------
2/28/94                 16.70       16.15        0.84              0.65             0.00           5.92
-------------------------------------------------------------------------------------------------------
2/28/93                 15.78       16.70        0.97              0.29             0.04          14.76
-------------------------------------------------------------------------------------------------------
2/29/92                 15.66       15.78        1.05              0.27             0.00           9.50
-------------------------------------------------------------------------------------------------------
2/28/91                 15.61       15.66        1.07              0.12             0.00           8.29
-------------------------------------------------------------------------------------------------------
2/28/90                 15.33       15.61        1.07              0.00             0.00           9.02
=======================================================================================================
  Total                                         $9.60             $2.08            $0.04
=======================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                         Net Asset Value
                      ---------------------
                      Beginning      End       Income         Capital Gain        Return         Total
Period Ended          of Period   of Period   Dividends      Distributions      of Capital      Returns(1)
=======================================================================================================
8/31/99                $16.93      $15.85       $0.33             $0.00            $0.00          (4.46)%+
-------------------------------------------------------------------------------------------------------
2/28/99                 16.98       16.93        0.71              0.10             0.00           4.56
-------------------------------------------------------------------------------------------------------
2/28/98                 16.25       16.98        0.76              0.23             0.00          10.88
-------------------------------------------------------------------------------------------------------
2/28/97                 16.32       16.25        0.77              0.20             0.00           5.73
-------------------------------------------------------------------------------------------------------
2/29/96                 15.40       16.32        0.76              0.03             0.00          11.39
-------------------------------------------------------------------------------------------------------
2/28/95                 16.15       15.40        0.80              0.19             0.00           1.89
-------------------------------------------------------------------------------------------------------
2/28/94                 16.70       16.15        0.76              0.65             0.00           5.40
-------------------------------------------------------------------------------------------------------
Inception* -- 2/28/93   15.84       16.70        0.28              0.29             0.01           9.27+
=======================================================================================================
  Total                                         $5.17             $1.69            $0.01
=======================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                         Net Asset Value
                      ---------------------
                      Beginning      End       Income         Capital Gain        Return         Total
Period Ended          of Period   of Period   Dividends      Distributions      of Capital      Returns(1)
=======================================================================================================
8/31/99                $16.91      $15.84       $0.33             $0.00            $0.00          (4.43)%+
-------------------------------------------------------------------------------------------------------
2/28/99                 16.97       16.91        0.70              0.10             0.00           4.45
-------------------------------------------------------------------------------------------------------
2/28/98                 16.24       16.97        0.75              0.23             0.00          10.83
-------------------------------------------------------------------------------------------------------
2/28/97                 16.31       16.24        0.77              0.20             0.00           5.68
-------------------------------------------------------------------------------------------------------
2/29/96                 15.40       16.31        0.76              0.03             0.00          11.30
-------------------------------------------------------------------------------------------------------
Inception* -- 2/28/95   14.19       15.40        0.23              0.19             0.00          11.72+
=======================================================================================================
  Total                                         $3.54             $0.75            $0.00
=======================================================================================================


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                         Net Asset Value
                      ---------------------
                      Beginning      End       Income         Capital Gain        Return         Total
Period Ended          of Period   of Period   Dividends      Distributions      of Capital      Returns(1)
=======================================================================================================
8/31/99                $16.93      $15.84       $0.39             $0.00            $0.00          (4.19)%+
-------------------------------------------------------------------------------------------------------
Inception* -- 2/28/99   17.19       16.93        0.39              0.10             0.00           1.34+
=======================================================================================================
  Total                                         $0.78             $0.10            $0.00
=======================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                               Without Sales Charges(1)
                                               ---------------------------------------------------------
                                               Class A           Class B          Class L        Class Y
========================================================================================================
Six Months Ended 8/31/99+                       (4.15)%           (4.46)%          (4.43)%        (4.19)%
-------------------------------------------------------------------------------------------------------
Year Ended 8/31/99                              (2.07)            (2.58)           (2.62)           N/A
-------------------------------------------------------------------------------------------------------
Five Years Ended 8/31/99                         6.73              6.17              N/A            N/A
-------------------------------------------------------------------------------------------------------
Ten Years Ended 8/31/99                          7.22               N/A              N/A            N/A
-------------------------------------------------------------------------------------------------------
Inception* through 8/31/99                       8.35              6.49             8.19          (2.90)
=======================================================================================================

                                                                With Sales Charges(2)
                                               ---------------------------------------------------------
                                               Class A           Class B          Class L        Class Y
========================================================================================================
Six Months Ended 8/31/99+                       (8.00)%           (8.67)%          (6.30)%        (4.19)%
-------------------------------------------------------------------------------------------------------
Year Ended 8/31/99                              (5.99)            (6.76)           (4.51)           N/A
-------------------------------------------------------------------------------------------------------
Five Years Ended 8/31/99                         5.86              6.01              N/A            N/A
-------------------------------------------------------------------------------------------------------
Ten Years Ended 8/31/99                          6.79               N/A              N/A            N/A
-------------------------------------------------------------------------------------------------------
Inception* through 8/31/99                       8.06              6.49             7.97          (2.90)
=======================================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                                        Without Sales Charges(1)
=======================================================================================================
Class A (8/31/89 through 8/31/99)                                                 100.81%
-------------------------------------------------------------------------------------------------------
Class B (Inception* through 8/31/99)                                               53.58
-------------------------------------------------------------------------------------------------------
Class L (Inception* through 8/31/99)                                               45.88
-------------------------------------------------------------------------------------------------------
Class Y (Inception* through 8/31/99)                                               (2.87)
=======================================================================================================

(1) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase, this CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B, L and Y shares are April 9, 1984, November 6, 1992, November 14, 1994 and September 22, 1998, respectively.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   5

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc. at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the Smith Barney California Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and the Lipper California Municipal Fund Average+

                               [GRAPHIC OMITTED]

+ Hypothetical illustration of $10,000 invested in Class A shares on August 31, 1989, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 1999. The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The Lipper California Municipal Fund Average is composed of an average of the Fund's peer group of 109 mutual funds investing in California municipal bonds as of August 31, 1999. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification*
--------------------------------------------------------------------------------

    7.0%     Education
    6.4%     Escrowed to Maturity
    6.9%     General Obligation
   12.8%     Hospitals
    2.2%     Housing: Multi-Family
    2.8%     Housing: Single-Family
    3.4%     Pre-Refunded
    4.5%     Tax Allocation
    6.5%     Transportation
    4.8%     Utilities
   20.4%     Water and Sewer
   22.3%     Other

* As a percentage of total investments.

Summary of Investments by Combined Ratings
--------------------------------------------------------------------------------

                         Standard                 Percentage
      Moody's            & Poor's            of Total Investments
--------------------------------------------------------------------------------
        Aaa                 AAA                      74.3%

        Aa                  AA                        8.9

         A                   A                       10.5

        Baa                 BBB                       5.1

        NR                  NR                        1.2

                                                    -----
                                                    100.0%
                                                    =====


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                              August 31, 1999
--------------------------------------------------------------------------------

            FACE
           AMOUNT        RATING(a)                                 SECURITY                                              VALUE
====================================================================================================================================
Education -- 7.0%
        $ 2,000,000        AAA        Adelanto School District, Series B, FGIC-Insured,
                                         zero coupon due 9/1/18                                                        $  677,500
                                      California Educational Facilities Authority Revenue:
          2,980,000        Aa3*         Claremont University Center, Series B, 5.000% due 3/1/24                        2,715,525
                                        Pepperdine University, Series A:
          1,775,000        A1*            5.000% due 11/1/18                                                            1,637,437
          1,500,000        A1*            5.000% due 11/1/29                                                            1,338,750
          6,125,000        Baa3*        Pooled College & University Project, Series A, 5.500% due 7/1/15                5,956,562
                                        Southwestern University Project:
          2,635,000        A3*            6.600% due 11/1/14                                                            2,849,094
          4,505,000        A3*            6.700% due 11/1/24                                                            4,848,506
          2,500,000        A3*          University of San Diego, 6.500% due 10/1/22                                     2,709,375
                                      California State Public Works Board, Lease Revenue:
            905,000        A+           High Technology Facility, San Jose Facilities,
                                          Series A, 7.750% due 8/1/06                                                   1,006,812
                                        Various California State University Projects,
                                          Series B:
          3,085,000        A+               5.400% due 9/1/13                                                           3,100,425
          3,245,000        A+               5.450% due 9/1/14                                                           3,253,112
          2,425,000        A+               5.500% due 9/1/15                                                           2,431,062
          1,400,000        A+               5.550% due 9/1/16                                                           1,401,750
          1,400,000        AAA        Eastside Unified High School District, Santa Clara County,
                                        Series B, FGIC-Insured, 5.000% due 9/1/18                                       1,307,250
          1,750,000        AAA        Escondito Unified School District, Series A, FGIC-Insured,
                                        5.125% due 9/1/15                                                               1,704,062
         10,000,000        AAA        Fremont Unified School District, Alameda County, Series A,
                                        FGIC-Insured, 4.750% due 8/1/20                                                 8,800,000
          1,250,000        AAA        Lake Elsinore Unified School District, COP, MBIA-Insured,
                                        4.750% due 2/1/20                                                               1,101,562
          2,300,000        AAA        Rio Linda Unified School District, FSA-Insured, 5.250% due 8/1/17                 2,242,500
          1,250,000        AAA        San Diego Community College District, Lease Revenue,
                                        MBIA-Insured 6.125% due 12/1/16                                                 1,389,063
          1,530,000        AAA        Santa Rosa High School District, FGIC-Insured, 5.900% due 5/1/14                  1,591,200
          5,580,000        AAA        South Orange County Community College District, COP,
                                        (Capital Improvement Refining Project), MBIA-Insured,
                                        5.000% due 8/1/19                                                               5,189,400
                                      Standard School District, COP, (Capital Improvement Project), Series A:
            320,000        A-           6.200% due 3/1/10                                                                 334,400
            340,000        A-           6.250% due 3/1/11                                                                 354,450
          4,500,000        A3*        Ukiah Unified School District, COP, (Measure A Capital Projects),
                                        6.000% due 9/1/10                                                               4,719,375
          2,600,000        AAA        Victor Valley Unified High School District, MBIA-Insured,
                                        5.750% due 11/1/17                                                              2,648,750
          1,000,000        AAA        Windsor Unified School District, COP, (Capital Projects),
                                        FSA-Insured, 5.200% due 6/1/18                                                    960,000
          2,500,000        Baa1*      Yuba City Unified School District, COP, (Andors Karperos
                                        School Construction Project), 6.700% due 2/1/13                                 2,637,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       68,905,422
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

            FACE
           AMOUNT        RATING(a)                                 SECURITY                                              VALUE
====================================================================================================================================
Electric -- 0.6%
                                      Sacramento Power Authority, Cogeneration Project Revenue:
        $ 1,800,000        BBB-         6.500% due 7/1/07                                                             $ 1,955,250
          1,800,000        BBB-         6.500% due 7/1/08                                                               1,953,000
          2,200,000        BBB-         6.500% due 7/1/09                                                               2,370,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        6,278,750
------------------------------------------------------------------------------------------------------------------------------------
Escrowed to Maturity(b) -- 6.4%
            270,000        AAA        Contra Costa County Home Mortgage Revenue,
                                         Mortgage Backed Securities Program,
                                         GNMA-Collateralized, 7.750% due 5/1/22                                           337,500
            100,000        AAA        Kern High School District, Series C, MBIA-Insured, 8.750% due 8/1/03                116,125
            125,000        AAA        Martinez Home Mortgage Revenue Bonds, 10.750% due 2/1/16                            186,250
          3,325,000        AAA        Perris Single-Family Mortgage Revenue, Series A,
                                         Mortgage Backed Securities Program,
                                         GNMA-Collateralized, 8.300% due 6/1/13(c)                                      4,152,094
          6,000,000        AAA        Pleasanton-Suisun City HFA, Home Mortgage, Series A,
                                         MBIA-Insured, zero coupon due 10/1/16                                          2,287,500
                                      Riverside County, Single-Family Mortgage Revenue,
                                         Series A, Mortgage Backed Securities Program,
                                         GNMA-Collateralized:
          2,620,000        AAA            8.300% due 11/1/12(c)                                                         3,291,375
          1,000,000        AAA            7.800% due 5/1/21(c)                                                          1,288,750
                                      San Joaquin Hills California Transportation Corridor
                                        Agency Toll Road Revenue:
          5,000,000        AAA            Zero coupon due 1/1/14(d)                                                     2,293,750
         60,000,000        AAA            Zero coupon due 1/1/16(d)                                                    24,300,000
         17,500,000        AAA            Zero coupon due 1/1/17(d)                                                     6,671,875
         25,000,000        AAA            Zero coupon due 1/1/18(d)                                                     8,968,750
         20,000,000        AAA            Zero coupon due 1/1/19(d)                                                     6,775,000
            810,000        AAA        Santa Rosa Hospital Revenue, (Santa Rosa Hospital
                                         Memorial Project), 10.300% due 3/1/11                                          1,068,188
          1,250,000        BBB        Sequoia Hospital District Revenue, 5.375% due 8/15/23                             1,210,938
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       62,948,095
------------------------------------------------------------------------------------------------------------------------------------
General Obligation -- 6.9%
                                      California State GO:
         30,000,000        AAA          AMBAC-Insured, 5.000% due 10/1/18                                              28,012,500
                                        Veterans Series:
            455,000        AA-            Series AL, 9.700% due 4/1/02                                                    515,856
            725,000        AA-            Series AM, 9.000% due 10/1/02                                                   825,594
                                          Series AT:
          4,000,000        AA-              9.700% due 2/1/01(d)                                                        4,310,000
          1,000,000        AA-              9.500% due 2/1/10                                                           1,356,250
          2,000,000        AA-            Series AU, 8.400% due 10/1/06                                                 2,455,000
          5,000,000        AAA          4.750% due 2/1/29                                                               4,256,250
          4,720,000        AAA        Pasadena Unified School District, Series A, FGIC-Insured,
                                        5.000% due 5/1/20                                                               4,360,100
          1,000,000        Aa1*       San Diego Public Safety Communication Project, 6.650% due 7/15/11                 1,140,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

            FACE
           AMOUNT        RATING(a)                                 SECURITY                                              VALUE
====================================================================================================================================
General Obligation -- 6.9% (continued)
                                      Santa Margarita/Dana Point Authority Revenue, GO:
        $20,000,000        AAA          Series A, AMBAC-Insured, 5.125% due 8/1/18                                    $19,025,000
          1,500,000        AAA          Water Improvement Districts 3-3A-4 & 4A, Series B,
                                          MBIA-Insured, 7.250% due 8/1/14                                               1,803,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       68,060,300
------------------------------------------------------------------------------------------------------------------------------------
   Hospitals -- 12.8%
          1,500,000        AA-        ABAG Finance Authority for Nonprofit Corps., COP,
                                         (Rehabilitation Mental Health Services Inc. Project),
                                         California Mortgage Insured, 6.550% due 6/1/22                                 1,576,875
            225,000        AA-        California Health Facilities Authority Revenue, Victory Valley
                                         Community Hospital, Series 84-A, 9.875% due 7/1/12                               225,900
                                      California Health Facilities Financing Authority Revenue:
                                         AMBAC-Insured:
          2,500,000        AAA            Catholic Health Facilties, 5.750% due 7/1/15                                  2,559,375
          5,620,000        AAA            Catholic Healthcare West, Series E, 5.250% due 7/1/16                         5,479,500
                                        Industrial Health Facilities:
            705,000        AA-            Casa De Las Campanas, Series A, 5.500% due 8/1/12                               704,119
          2,500,000        AA-            Marshall Hospital, Series A, 5.250% due 11/1/18                               2,371,875
          1,000,000        AAA            Scripps Health, Series C, MBIA-Insured, 5.000% due 10/1/14                      962,500
                                        Kaiser Permanente:
          3,500,000        AAA            Series A, FSA-Insured, 5.000% due 6/1/18                                      3,250,625
                                          Series B:
          5,000,000        A                5.250% due 10/1/14                                                          4,775,000
          5,000,000        A                5.250% due 10/1/16                                                          4,700,000
         17,500,000        A                5.000% due 10/1/18                                                         15,618,750
                                        Series A, MBIA-Insured:
                                          Catholic Healthcare West:
          2,000,000        AAA              5.000% due 7/1/17                                                           1,872,500
          3,000,000        AAA              5.125% due 7/1/24                                                           2,763,750
          2,000,000        AAA            Cedars-Sinai Center, 5.125% due 8/1/17                                        1,910,000
          5,145,000        AAA          Stanford Health Care, Series A, 5.000% due 11/15/18                             4,771,987
                                        Sutter Health:
                                          Series A, FSA-Insured:
          1,470,000        AAA              5.125% due 8/15/17                                                          1,403,850
          1,500,000        AAA              5.250% due 8/15/27                                                          1,402,500
                                          Series A, MBIA-Insured:
          3,000,000        AAA              5.000% due 8/15/18                                                          2,786,250
          2,000,000        AAA              5.000% due 8/15/19                                                          1,847,500
                                      California Statewide Community Development Authority Revenue, COP:
          4,515,000        AAA          Industrial Health Facilities, Unihealth, Series A,
                                          AMBAC-Insured, 5.500% due 10/1/07(d)                                          4,746,394
         19,000,000        A            Kaiser Permanente, 5.300% due 12/1/15                                          18,073,750
          1,100,000        AA-          Solheim Lutheran Home, 6.500% due 11/1/17                                       1,170,125
                                        St. Joseph's Health System:
          4,825,000        AA             5.500% due 7/1/14                                                             4,825,000
          4,000,000        AA             5.250% due 7/1/21                                                             3,710,000
          6,000,000        AA             6.625% due 7/1/21                                                             6,690,000
                                        Sutter Health Obligated Group, MBIA-Insured:
          3,500,000        AAA            5.500% due 8/15/09                                                            3,618,125
            500,000        AAA            6.000% due 8/15/25                                                              515,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

            FACE
           AMOUNT        RATING(a)                                 SECURITY                                              VALUE
====================================================================================================================================
Hospitals -- 12.8% (continued)
                                      Fresno Health Facilities Revenue, Holy Cross Health System Corp.:
        $ 2,200,000        AA           5.200% due 12/1/04                                                            $ 2,241,250
          2,435,000        AA           5.375% due 12/1/06                                                              2,486,744
          1,000,000        AAA        Modesto Health Facilities Revenue, Memorial Hospital
                                         Association, Series B, MBIA-Insured, 5.125% due 6/1/17                           955,000
          2,000,000        A          Riverside County Asset Leasing Corp., (Riverside County
                                         Hospital Project), Series A, 6.375% due 6/1/09                                 2,115,000
          2,750,000        A2*        San Joaquin County COP, (General Hospital Project 1993),
                                         6.250% due 9/1/13                                                              2,994,063
          9,260,000        A          Torrance Hospital Revenue Bonds, Little County of Mary Hospital,
                                         6.875% due 7/1/15(d)                                                           9,989,225
          1,500,000        NR         Valley Health System, COP, 6.875% due 5/15/23                                     1,539,375
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      126,651,907
------------------------------------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 2.2%
          1,250,000        AAA        ABAG, Series 96A, FNMA-Collateralized,
                                        5.700% due 11/1/26(d)                                                           1,273,437
                                      California HFA:
            570,000        Aa2*         Home Mortgage Revenue, Series F-1, 7.000% due 8/1/26(c)                           588,525
          1,595,000        Aa2*         Series A, 6.625% due 2/1/24(c)                                                  1,648,831
            480,000        AAA          Series C, MBIA-Insured, 7.000% due 8/1/23(c)                                      499,200
          6,000,000        AAA        California Statewide Community Development Authority, COP,
                                         St. Joseph's Health System Group, Series E, FNMA-Collateralized,
                                         6.400% due 6/1/28(c)(d)                                                        6,195,000
          2,250,000        AA-        California State Department of Veterans Affairs, Series B,
                                         5.500% due 12/1/18(c)                                                          2,210,625
          1,645,000        NR         Hayward Housing Authority Revenue, FNMA-Collateralized,
                                         Family Revenue, Cypress Gardens, Series C, 9.375% due 12/1/18                  1,758,094
          1,740,000        AAA        Riverside County Housing Authority, Multi-Family Housing Revenue,
                                         Brandon Place Apartments, Series B, FNMA-Collateralized,
                                         5.625% due 7/1/29(c)                                                           1,763,925
            665,000        AAA        San Francisco City & County Redevelopment, Multi-Family Housing
                                         Revenue, 1045 Mission Apartments, Series C, GNMA- Collateralized,
                                         5.200% due 12/20/17(c)                                                           635,075
          1,500,000        Aa2*       San Jose Multi-Family Timberwood Apartments, Series A, LOC -
                                         Wells Fargo Bank, 7.500% due 2/1/20                                            1,507,500
          1,320,000        AAA        Santa Rosa Mortgage Revenue, (Village Square Apartments Project),
                                         Series A, FHA-Insured, 6.875% due 9/1/27                                       1,399,200
          2,755,000        AAA        Victorville Multi-Family Housing Revenue, Wimbledon Apartments,
                                        Series A, GNMA-Collateralized, 6.300% due 4/20/31(d)                            2,823,875
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       22,303,287
------------------------------------------------------------------------------------------------------------------------------------
Housing: Single-Family -- 2.8%
                                      California HFA Revenue Bonds, Home Mortgage:
                                        Capital Appreciation:
            350,000        Aa2*           Series 1983-B, zero coupon due 8/1/15                                            69,562
            310,000        Aa2*           Series 1984-B, zero coupon due 8/1/16                                            46,832
          5,225,000        Aa2*         Remarketed 10/16/96, Series E, 6.375% due 8/1/27(c)                             5,381,750
          3,000,000        AAA          Series B, AMBAC-Insured, 5.150% due 2/1/18(c)                                   2,827,500
          6,000,000        AAA          Series Q, AMBAC-Insured, 5.050% due 8/1/17                                      5,685,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

            FACE
           AMOUNT        RATING(a)                                 SECURITY                                              VALUE
====================================================================================================================================
Housing: Single-Family -- 2.8% (continued)
                                        Single-Family Mortgage:
        $ 7,260,000        AAA            Issue A-2, FHA-Insured, 6.350% due 8/1/15(c)(d)                             $ 7,486,875
          3,590,000        AAA            Series B-3, Class II, MBIA-Insured, 5.375% due 8/1/21                         3,414,987
             10,000        Aa2*         10.250% due 2/1/14                                                                 10,011
                                      Los Angeles Home Mortgage Revenue Bonds, GNMA-Collateralized:
            585,000        Aaa*         Second Mortgage Project, 8.100% due 5/1/17                                        610,594
            375,000        AAA          Single-Family Mortgage Revenue, Mortgage Backed Securities
                                          Program, Issue A, 7.550% due 12/1/23(c)                                         385,133
          1,500,000        AAA        Sacramento County Single-Family Mortgage Revenue, Issue A,
                                        GNMA-Collateralized, (Escrowed to maturity with U.S.
                                        government securities), 8.125% due 7/1/16(b)(c)                                 1,897,500
             95,000        AA+        San Francisco City & County Single-Family Mortgage Revenue,
                                        GNMA/FNMA-Collateralized, 7.450% due 1/1/24(b)(c)                                  97,723
            110,000        AAA        Southern California HFA, Single-Family Mortgage Revenue,
                                        GNMA/FNMA-Collateralized, Series B, 7.750% due 3/1/24(c)                          113,609
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       28,027,076
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous -- 18.9%
            500,000        A3*        ABAG Finance Authority Nonprofit Corps., COP, Peninsula Family,
                                        YMCA, Series A, 6.800% due 10/1/11                                                536,875
          2,500,000        NR         Alhambra, Arcadia, Azusa Counties, Independent Cities
                                        Risk Management Authority, COP, 7.250% due 3/1/07                               2,522,850
          2,000,000        AAA        Anaheim COP, Regular Fixed Option Bonds, MBIA-Insured,
                                        6.200% due 7/16/23                                                              2,110,000
          1,025,000        Baa*       Azusa COP, (Capital Improvements Refinancing Project),
                                        6.625% due 8/1/13                                                               1,076,250
                                      California Public Capital Improvements Finance Authority
                                        Revenue, (Pooled Project):
            750,000        NR             Series A, 8.500% due 3/1/18                                                     770,310
            555,000        AAA            Series B, BIG-Insured, 8.100% due 3/1/18                                        562,354
          5,000,000        AAA        California State University Headquarters Building Authority,
                                        Series B, MBIA-Insured, 5.125% due 9/1/17                                       4,806,250
          2,500,000        AAA        California State Public Works Board, Lease Revenue,
                                        Department of Corrections, Series B, MBIA-Insured,
                                        5.000% due 9/1/21
                                        Contra Costa County COP, (Capital Projects), AMBAC-Insured:                     2,296,875
          4,630,000        AAA          5.250% due 2/1/17                                                               4,514,250
          3,000,000        AAA          5.250% due 2/1/21                                                               2,861,250
                                      Corona, PFA Revenue, Superior Lien, Series A, FSA-Insured:
            830,000        AAA          4.900% due 9/1/14                                                                 787,462
          2,500,000        AAA          5.000% due 9/1/20                                                               2,306,250
          3,680,000        AAA        Fontana COP, AMBAC-Insured, 5.000% due 9/1/21                                     3,381,000
                                      Fresno Joint Powers Financing Authority, Local Agency
                                        Revenue, Series A:
          1,300,000        BBB            6.000% due 9/2/01                                                             1,326,000
          1,000,000        BBB            6.200% due 9/2/03                                                             1,040,000
          1,500,000        BBB            6.550% due 9/2/12                                                             1,582,500
                                      Inglewood, PFA Revenue, Series A, AMBAC-Insured:
          1,845,000        AAA          5.625% due 8/1/16                                                               1,877,287
          1,940,000        AAA          5.625% due 8/1/17                                                               1,966,675
          2,055,000        AAA          5.625% due 8/1/18                                                               2,075,550

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

            FACE
           AMOUNT        RATING(a)                                 SECURITY                                              VALUE
====================================================================================================================================
Miscellaneous -- 18.9% (continued)
                                      Long Beach Board Finance Authority Lease Revenue:
        $ 5,000,000        AAA          Civic Center Project, Series A, MBIA-Insured,
                                           5.000% due 10/1/17                                                         $ 4,706,250
          3,000,000        AAA          Rainbow Harbor Refining Project, Series A, AMBAC-
                                           Insured, 5.250% due 5/1/24                                                   2,842,500
         14,900,000        AAA        Los Angeles California Parking Revenue, Series A,
                                         4.750% due 5/1/24                                                             12,869,875
          3,250,000        AAA        Los Angeles County Community Facilities, District No. 3,
                                         Special Tax Refunding, Series A, FSA-Insured, 5.500% due 9/1/14                3,294,688
                                      Los Angeles County COP:
          2,000,000        Baa1*        Special Linked SAVRS & RIBS, 6.708% due 6/1/15                                  2,120,000
          1,000,000        BBB          Structured Yield Curve Note, 6.600% due 11/1/11                                 1,070,000
                                      Los Angeles County Public Works Financing Authority Revenue:
          7,500,000        AA           Regional Park & Open Space District, Series A,
                                           5.000% due 10/1/19                                                           6,937,500
          3,500,000        AAA          Multiple Capital Facilities Project, Series B, AMBAC-
                                           Insured, 5.125% due 12/1/29                                                  3,215,625
                                      Marin Emergency Radio & Public Safety Revenue Authority,
                                         AMBAC-Insured:
          1,750,000        AAA            4.750% due 8/15/18                                                            1,564,063
          2,000,000        AAA            4.750% due 8/15/21                                                            1,750,000
                                      Oakland:
            735,000        AAA          Lease Revenue, COP, AMBAC-Insured, 4.750% due 6/1/19                              653,231
                                        State Building Authority Lease Revenue, Elihu M Harris,
                                           Series A, AMBAC-Insured:
          6,715,000        AAA              5.000% due 4/1/16                                                           6,387,644
          2,725,000        AAA              5.000% due 4/1/17                                                           2,568,313
          2,670,000        AAA        Ontario Redevelopment Finance Authority Revenue,
                                         (Project No. 1), MBIA-Insured, (Escrowed to maturity with
                                         U.S. government securities), 5.800% due 8/1/23 (b)                             2,776,800
          1,455,000        AAA        Placer County, CA Juvenile Detention Facilities, MBIA-Insured,
                                         5.000% due 7/1/18                                                              1,358,606
            895,000        Baa1*      Pleasanton Joint Powers Financing Authority Revenue,
                                         Series A, 6.150% due 9/2/12                                                      936,394
                                      Sacramento County COP, (Public Facilities Project):
         14,495,000        AAA          AMBAC-Insured, 4.750% due 10/1/17                                              13,081,738
          4,700,000        AAA          Solid Waste Facilities, MBIA-Insured, 5.250% due 12/1/16                        4,606,000
          2,800,000        AAA        Salida Area Public Financing Agency Community Facilities District,
                                         Special Tax No. 1988-1, FSA-Insured, 5.250% due 9/1/18                         2,705,500
          2,000,000        AAA        San Bernadino COP, (Capital Facilities Project), Series B,
                                         (Escrowed to maturity with U.S. government securities),
                                         6.875% due 8/1/24 (b)                                                          2,377,500
          5,000,000        AAA        San Diego Special Tax Facilities, Community District No. 1,
                                         MBIA-Insured, 4.750% due 9/1/20                                                4,400,000
                                      San Diego County COP:
          9,000,000        AAA          Central Jail Refunding, AMBAC-Insured, 5.000% due 10/1/25                       8,156,250
          1,000,000        AAA          Regular Fixed Option Certificates, MBIA-Insured,
                                          6.363% due 11/18/19                                                           1,042,500
            135,000        A3*        San Francisco Downtown Parking, Corporate Parking
                                         Revenue Bonds, 6.250% due 4/1/04                                                 145,125

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

            FACE
           AMOUNT        RATING(a)                                 SECURITY                                              VALUE
====================================================================================================================================
Miscellaneous -- 18.9% (continued)
        $13,015,000        AAA        San Francisco City & County Redevelopment Agency,
                                         Hotel Tax Revenue, FSA-Insured, 5.000% due 7/1/18                           $ 12,152,756
          4,310,000        Aaa*       San Marcos Public Facilities Authority, Public Facilities Revenue,
                                         (Escrowed to maturity with U.S. government securities),
                                         zero coupon due 1/1/19 (b)                                                     1,449,238
          5,995,000        AAA        San Ramone COP, (Central Park Project), FSA-Insured,
                                         5.000% due 8/1/24                                                              5,455,450
          2,875,000        AAA        Santa Ana Financing Authority Lease Revenue, Police
                                         Administrattion & Holding Facility, Series A, MBIA-Insured,
                                         6.250% due 7/1/24                                                              3,151,719
          3,460,000        A+         Santa Barbara County COP, 5.700% due 3/1/11                                       3,559,475
          7,180,000        AAA        Santa Maria Redevelopment Agency, Town Center Package,
                                         FSA-Insured, 5.000% due 6/1/16                                                 6,829,975
          2,795,000        AAA        Solano County COP, (Capital Improvement Project),
                                         5.000% due 11/15/19                                                            2,595,856
                                      Sonoma County COP, Detention Facilities Improvement Project:
          4,200,000        A+           5.000% due 11/15/13                                                             4,058,250
          3,000,000        A+           5.000% due 11/15/17                                                             2,790,000
          2,000,000        AAA        South Orange County Public Finance Authority, Special Tax
                                         Revenue, Series A, MBIA-Insured, 7.000% due 9/1/10                             2,332,500
          1,100,000        AAA        Sunnyvale COP, Parking Facilities, Series A,
                                         AMBAC-Insured, 5.000% due 10/1/17                                              1,035,375
         10,000,000        BBB-       Virgin Islands Public Financing Authority Revenue, Series A,
                                         5.500% due 10/1/18                                                             9,575,000
          2,000,000        AAA        Vista Community Development, Tax Allocation Revenue,
                                         Vista Redevelopment Project Area, MBIA-Insured,
                                         5.250% due 9/1/15                                                              1,975,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      186,926,684
------------------------------------------------------------------------------------------------------------------------------------
Pollution Control Revenue -- 1.1%
                                      California Financing Authority:
          2,500,000        AA-          Pacific Gas & Electric Co., Series B, 6.350% due 6/1/09(c)                      2,662,500
            500,000        BBB          Resource Recovery Revenue, Waste Management Income,
                                           Series A, 7.150% due 2/1/11(c)                                                 521,250
                                        San Diego Gas & Electric, Series A:
          5,800,000        A+             5.900% due 6/1/14(d)                                                          6,148,000
          1,500,000        AA-            6.800% due 6/1/15(c)                                                          1,708,125
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       11,039,875
------------------------------------------------------------------------------------------------------------------------------------
Pre-Refunded(e) -- 3.4%
                                      California Health Facilities Financing Authority Revenue:
            115,000        Aa1*         Community Provider Pooled Loan Project, Series A,
                                           (Call 6/1/00 @ 102), 7.350% due 6/1/20                                         120,441
          1,250,000        NR           South Coast Medical Center, (Call 7/1/00 @ 102),
                                           7.250% due 7/1/15                                                            1,311,387
          1,450,000        NR           St. Elizabeth Hospital, (Call 11/15/02 @ 102),
                                           6.200% due 11/15/09                                                          1,562,375
                                      California Public Works Board Lease Revenue, Series A:
          2,000,000        AAA          California State University Project, (Call 10/1/02 @ 102),
                                           6.700% due 10/1/17                                                           2,182,500

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

            FACE
           AMOUNT        RATING(a)                                 SECURITY                                              VALUE
====================================================================================================================================
Pre-Refunded(e) -- 3.4% (continued)
        $ 1,000,000        AAA          Department of Corrections State Prison, Series A,
                                           (Call 9/1/00 @ 102), 7.000% due 9/1/09                                     $ 1,053,540
          1,405,000        AAA        Contra Costa County COP, Merrithew Memorial Hospital,
                                         (Call 11/1/02 @ 102), 6.500% due 11/1/06                                       1,527,937
          1,500,000        AAA        Desert Hospital District, COP, (Call 7/1/00 @ 102),
                                         8.100% due 7/1/20                                                              1,585,230
          1,000,000        AA         Fresno Health Facilities Revenue, Holy Cross Health System,
                                         St. Agnes, (Call 6/1/02 @ 102), 6.625% due 6/1/21                              1,081,250
          1,000,000        NR         Inglewood Insured Hospital Revenue Bonds, Daniel Freeman
                                         Hospital Inc., (Call 5/1/01 @ 102), 6.750% due 5/1/13                          1,062,500
            450,000        AAA        Los Angeles Convention & Exhibition Center Authority,
                                         (Call 12/1/05 @ 100), 9.000% due 12/1/20                                         558,562
          1,950,000        Aa3*       Los Angeles Department of Water & Power, Electric Plantation
                                         Revenue, (Call 1/15/01 @ 102), 7.100% due 1/15/31                              2,059,687
                                      Mojave Water Agency, Improvement District, Morongo Basin,
                                         (Call 9/1/02 @ 102):
          1,500,000        AAA            6.600% due 9/1/13                                                             1,631,250
          5,510,000        AAA            6.600% due 9/1/22                                                             5,992,125
            750,000        A-         Northern California Power Agency, Public Power Revenue, (Geothermal
                                         Project No. 3), Series A, (Call 7/1/08 @ 100), 5.000% due 7/1/09                 760,313
            500,000        AAA        Oceanside COP, AMBAC-Insured, (Call 8/1/02 @ 102),
                                         7.300% due 8/1/21                                                                551,875
          1,000,000        NR         Orange County Community Facility District, Special Tax, Series A,
                                         (Call 8/15/00 @ 102), 7.800% due 8/15/15                                       1,058,960
          1,000,000        A2*        Rancho Mirage COP, Eisenhower Memorial Hospital, Joint Powers
                                         Financing Authority, (Call 3/1/02 @ 102), 7.000% due 3/1/22                    1,085,000
          2,000,000        AAA        Rancho Water District Financing Authority Revenue, Regular
                                         Fixed Option Bonds, AMBAC-Insured, (Call 9/11/01 @ 102),
                                         6.427% due 8/17/21                                                             2,117,500
          1,000,000        AAA        San Buenaventura COP, AMBAC-Insured, (Call 10/1/00 @ 102),
                                         7.500% due 10/1/20                                                             1,061,500
          3,460,000        AAA        San Diego Community College District, Lease Revenue,
                                         MBIA-Insured, (Call 12/1/06 @ 102), 5.250% due 12/1/21                         3,658,950
          1,300,000        AAA        Yolo County Flood Control & Water Conservation District, COP,
                                         FGIC-Insured, (Call 7/15/03 @ 100), 7.125% due 7/15/15                         1,433,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       33,456,132
------------------------------------------------------------------------------------------------------------------------------------
  Solid Waste -- 1.7%
          2,770,000        AAA        Fresno County Finance Authority, Solid Waste Revenue Bonds,
                                         American Avenue Landfill, MBIA-Insured, 5.750% due 5/15/14                     2,853,100
                                      Inland Empire  Solid Waste Authority Revenue, FSA-Insured:
          5,000,000        AAA          6.250% due 8/1/11(c)                                                            5,400,000
          2,500,000        AAA          6.000% due 8/1/16(c)                                                            2,593,750
            470,000        BBB        Kings County Waste Management Authority, Solid Waste Revenue,
                                         7.200% due 10/1/14(c)                                                            516,412
          1,000,000        BB         Nevada County COP, 7.500% due 6/1/21                                              1,047,500
          4,135,000        Baa1*      South Napa Waste Management Authority Revenue, (Solid Waste
                                        Transfer Facilities Project), 6.500% due 2/15/14(c)                             4,305,569
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       16,716,331
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

            FACE
           AMOUNT        RATING(a)                                 SECURITY                                              VALUE
====================================================================================================================================
Tax Allocation -- 4.5%
        $ 2,000,000        AAA        Anaheim Public Finance Authority, Tax Allocation Revenue,
                                        Regular Fixed Option Bonds, MBIA-Insured,
                                        6.450% due 12/28/18                                                           $ 2,167,500
          1,000,000        Baa3*      Azusa Redevelopment Agency, Tax Allocation, Merged Project Area,
                                         Series A, 6.750% due 8/1/23                                                    1,047,500
          1,200,000        AAA        Bay Area Government Assessment, Tax Allocation,
                                         Redevelopment Agency Pool, Series A-6, FSA-Insured,
                                         5.250% due 12/15/17                                                            1,170,000
            295,000        AAA        Brea Public Finance Authority, Tax Allocation, MBIA-Insured,
                                         7.000% due 8/1/15                                                                313,806
                                      Brisbane Redevelopment Agency, Tax Allocation,
                                        (Brisbane Community Redevelopment Project):
            200,000        AA             9.400% due 5/1/05                                                               202,598
            220,000        AA             9.400% due 5/1/06                                                               222,803
             30,000        AAA        Concord Redevelopment Agency, Tax Allocation, Series 3,
                                         MBIA-Insured, 8.000% due 7/1/18                                                   30,663
          6,000,000        AAA        Corona Redevelopment Agency, Tax Allocation, Redevelopment
                                         Project Area A, Series A, FGIC-Insured, 5.500% due 9/1/24                      5,902,500
          1,000,000        AAA        El Centro Redevelopment Tax Allocation, MBIA-Insured,
                                         6.375% due 11/1/17                                                             1,082,500
          4,160,000        AAA        Fontana Public Finance Authority, Tax Allocation, MBIA-Insured,
                                         Series A, 5.000% due 9/1/20                                                    3,837,600
          3,275,000        BBB+       Garden Grove Community Development Agency, Tax Allocation,
                                         (Garden Grove Community Project), 5.700% due 10/1/08                           3,340,500
          2,000,000        Baa*       Hawthorne Community Redevelopment, Tax Allocation,
                                         (Project Area 2), 6.625% due 9/1/14                                            2,107,500
          1,000,000        AAA        Irwindale Community Redevelopment Agency, Tax Allocation,
                                         (City Industrial Development Project), FSA-Insured,
                                         5.000% due 8/1/17                                                                941,250
                                      Rancho Cucamonga Redevelopment, Tax Allocation, (Rancho
                                        Redevelopment Project):
          2,445,000        AAA            MBIA-Insured, 5.250% due 9/1/16                                               2,383,875
          4,000,000        AAA            FSA-Insured, 5.250% due 9/1/20                                                3,805,000
                                      San Diego Redevelopment, Tax Allocation, (Centre City
                                         Redevelopment Project), AMBAC-Insured:
          2,220,000        AAA            Series A, 4.750% due 9/1/18                                                   1,984,125
                                          Series C:
          1,000,000        AAA              4.750% due 9/1/18                                                             893,750
          2,000,000        AAA              4.750% due 9/1/24                                                           1,727,500
          3,000,000        AAA        San Jose Redevelopment Agency, Tax Allocation,
                                         (Merged Area Redevelopment Project), AMBAC-Insured,
                                         4.750% due 8/1/23                                                              2,602,500
                                      Santa Clara Redevelopment Agency, Tax Allocation,
                                         (Bayshore North Project), AMBAC-Insured:
          4,595,000        AAA            Series A, 5.250% due 6/1/19                                                   4,422,688
                                          Series B:
          2,005,000        AAA              5.375% due 6/1/16                                                           1,992,469
          2,320,000        AAA              5.500% due 6/1/17                                                           2,328,700
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       44,507,327
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

            FACE
           AMOUNT        RATING(a)                                 SECURITY                                              VALUE
====================================================================================================================================
Transportation -- 6.5%
                                      Alameda Corridor Transportation Authority, Revenue,
                                         Series A, MBIA-Insured:
        $ 8,000,000        AAA            4.750% due 10/1/19                                                          $ 7,110,000
         17,675,000        AAA            4.750% due 10/1/25                                                           15,200,500
          6,675,000        AAA        Foothill/Eastern Corridor Agency, California Toll Road
                                         Revenue, MBIA-Insured, 5.125% due 1/15/19                                      6,316,219
         10,105,000        AAA        Los Angeles County Metropolitan Transportation Authority,
                                         Sales Tax Revenue, Proposal A, 1st Tier, Series C,
                                         5.000% due 7/1/23                                                              9,220,813
          2,000,000        BBB+       Port of Oakland Special Facilities Revenue, Series A,
                                         6.750% due 1/1/12(c)                                                           2,100,000
          9,000,000        AAA        Sacramento County Airport System Revenue, Series A,
                                         MBIA-Insured, 5.900% due 7/1/24(c)(d)                                          9,213,750
            400,000        A1*        Sacramento Regional Transportation District, COP,
                                         Series A, 6.400% due 3/1/03                                                      427,500
          3,000,000        AAA        San Francisco Airport Community International Corp.,
                                         Lease Revenue, FGIC-Insured, 6.500% due 5/1/19(c)                              3,210,000
            180,000        AAA        San Francisco Airport Improvement Corp., Lease Revenue,
                                         (Escrowed to maturity with U.S. government securities),
                                         8.000% due 7/1/13 (b)                                                            212,400
         10,000,000        AAA        San Francisco Bay Area Rapid Transportation District Sales Tax,
                                         AMBAC-Insured, 4.750% due 7/1/23                                               8,675,000
                                      San Jose Airport Revenue Bonds, FGIC-Insured:
            200,000        AAA          5.400% due 3/1/04(c)                                                              207,250
          1,500,000        AAA          5.500% due 3/1/07(c)                                                            1,554,375
          1,250,000        A*         Santa Barbara COP, (Harbor Reference Project),
                                         6.750% due 10/1/27                                                             1,326,563
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       64,774,370
------------------------------------------------------------------------------------------------------------------------------------
Utilities -- 4.8%
                                      Northern California Power Agency, Public Power Refunding:
            360,000        A-           Geothermal Project No. 3, Series A, 5.000% due 7/1/09                             359,100
                                        Hydroelectric Project No. 1, Series A, MBIA-Insured:
          5,000,000        AAA            5.000% due 7/1/17                                                             4,706,250
          3,920,000        AAA            5.000% due 7/1/18                                                             3,660,300
          2,000,000        AAA        Redding Electric System Revenue, COP, Regular Linked
                                         SAVRS & RIBS, MBIA-Insured, 6.368% due 7/8/22                                  2,167,500
          2,670,000        AAA        Redding Joint Powers Finance Authority, Electric System
                                         Revenue, Series D, MBIA-Insured, 5.250% due 6/1/15                             2,636,625
          5,000,000        AAA        Riverside Electrical Revenue, AMBAC-Insured,
                                         5.000% due 10/1/22                                                             4,575,000
                                      Sacramento Municipal Utility District Electric Revenue:
                                         Series D:
          4,000,000        AAA            FGIC-Insured, 5.250% due 11/15/12                                             4,020,000
          4,500,000        AAA            MBIA-Insured, 5.250% due 11/15/20                                             4,303,125
          3,000,000        A            Series E, 5.700% due 5/15/12                                                    3,078,750
          5,425,000        AAA          Series I, MBIA-Insured, 5.750% due 1/1/15                                       5,547,063
          3,000,000        AAA          Series L, MBIA-Insured, 5.200% due 7/1/17                                       2,910,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

            FACE
           AMOUNT        RATING(a)                                 SECURITY                                              VALUE
====================================================================================================================================
Utilities -- 4.8% (continued)
                                      Southern California Public Power Authority:
        $ 5,000,000        AAA          Power Project Revenue, (Mead Adelanto Project),
                                           Series A, AMBAC-Insured, 5.000% due 7/1/17                                 $ 4,706,250
          3,000,000        AAA          Transmission Project Revenue, MBIA-Insured, 5.750% due 7/1/21                   3,018,750
          1,960,000        BBB-       Trinity County Public Utility District, COP, Electric District Facilities,
                                          6.750% due 4/1/23(c)                                                          2,028,600
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       47,717,313
------------------------------------------------------------------------------------------------------------------------------------
Water and Sewer -- 20.4%
          8,000,000        AAA        Arcade Water District Revenue, COP, FGIC-Insured,
                                          5.000% due 11/1/17                                                            7,530,000
                                      California State Department of Water, Central Valley Project Revenue:
                                         Series O:
          1,000,000        AA             5.000% due 12/1/22                                                              915,000
          2,235,000        AA             4.750% due 12/1/25                                                            1,919,306
          5,000,000        AA           Series S, 5.000% due 12/1/19                                                    4,643,750
          6,500,000        AAA        Calleguas-Las Virgines Public Financing Authority, Municipal
                                         Water District, FSA-Insured, 5.000% due 11/1/17                                6,118,125
          7,115,000        AAA        Castaic Lake Water Revenue, COP, (Water System Improvement
                                         Project), AMBAC-Insured, 5.125% due 8/1/30                                     6,510,225
                                      East Bay Municipal Utility District, FGIC-Insured:
          9,300,000        AAA          Wastewater Treatment Systems Revenue, 5.000% due 6/1/26                         8,416,500
                                        Water Systems Revenue:
          7,500,000        AAA            5.000% due 6/1/15                                                             7,209,375
          1,750,000        AAA            5.000% due 6/1/16                                                             1,664,687
          5,000,000        AAA            4.750% due 6/1/21                                                             4,375,000
          8,400,000        AAA            5.000% due 6/1/26                                                             7,602,000
                                      Eastern Municipal Water District, COP, Water & Sewer Revenue,
                                         Series A:
                                          FGIC-Insured:
          1,000,000        AAA              6.750% due 7/1/12                                                           1,151,250
          1,000,000        AAA              5.375% due 7/1/13                                                           1,012,500
         17,750,000        AAA            MBIA-Insured, 5.250% due 7/1/23                                              16,840,312
                                      El Centro Financing Authority, Water & Wastewater Revenue,
                                         Series A, AMBAC-Insured:
          1,500,000        AAA            5.125% due 10/1/17                                                            1,441,875
          1,900,000        AAA            5.125% due 10/1/27                                                            1,750,375
                                      Fresno Sewer Revenue, Series A, MBIA-Insured:
         18,150,000        AAA          5.000% due 9/1/23                                                              16,561,875
          6,400,000        AAA          4.750% due 9/1/26                                                               5,480,000
            200,000        AA         Los Angeles COP, 6.600% due 11/1/99                                                 200,984
                                      Los Angeles Wastewater System Revenue, Series A:
         10,000,000        AAA          FGIC-Insured, 5.000% due 6/1/28                                                 9,012,500
          2,430,000        AAA          MBIA-Insured, 5.700% due 6/1/09                                                 2,554,538
                                      Metropolitan Water District, Southern California Waterworks Revenue:
         12,430,000        AAA          Series A, MBIA-Insured, 5.000% due 7/1/30                                      11,171,463
          4,500,000        AA           Series C, 5.250% due 7/1/16                                                     4,410,000
                                      Modesto Irrigation District Financing Authority Revenue:
          3,860,000        A+           COP, Capital Improvement, Series B, 5.300% due 7/1/22                           3,686,300
          5,000,000        AAA          Series A, MBIA-Insured, 6.000% due 10/1/15                                      5,300,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  17

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1999
--------------------------------------------------------------------------------

            FACE
           AMOUNT        RATING(a)                                 SECURITY                                              VALUE
====================================================================================================================================
Water and Sewer -- 20.4% (continued)
        $ 1,925,000        AAA        Morgan Hill COP, FSA-Insured, 5.125% due 6/1/21                                 $ 1,802,281
          6,045,000        AAA        Orange Cove Irrigation District Revenue, COP, (Rehabilitation Project),
                                         AMBAC-Insured, 5.000% due 2/1/17                                               5,697,413
          1,875,000        AAA        Palmdale Water District Revenue, COP, FGIC-Insured,
                                         5.000% due 10/1/18                                                             1,750,781
          4,560,000        AAA        Pittsburg Public Finance Authority, Wastewater Revenue,
                                         Series A, FGIC-Insured, 5.375% due 6/1/22                                      4,457,400
                                      Pomona Public Financing Authority:
          2,855,000        AAA          Series Q, MBIA-Insured, 5.750% due 12/1/15                                      2,937,081
          2,900,000        AAA          Water Facilities Project, Series AA, 5.000% due 5/1/29                          2,610,000
          1,845,000        AAA        Redlands, Financing Authority, Waste Water Revenue,
                                         Series A, FSA-Insured, 5.000% due 9/1/17                                       1,736,606
                                      San Diego PFA Sewer Revenue, FGIC-Insured:
          3,885,000        AAA          Series B, 4.750% due 5/15/17                                                    3,511,069
         28,875,000        AAA          5.000% due 5/15/20                                                             26,673,281
         15,000,000        AA-        San Francisco Public Utility, Community Water Revenue,
                                         5.000% due 11/1/26                                                            13,462,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      202,116,352
------------------------------------------------------------------------------------------------------------------------------------
                                      TOTAL INVESTMENTS -- 100%
                                      (Cost -- $976,369,830**)                                                       $990,429,221
====================================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service with the exception of those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.

(b) Bonds are escrowed to maturity with U.S. government securites and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c) Income from this issues is considered a preference item for purposes of calculating the alternative minimum tax.

(d) Security partially segregated by Custodian for open purchase commitments and/or futures contracts commitments.

(e) Bonds are escrowed with U.S government securities and are considered by the Manager to be triple-A rated even if issuer had not applied for new ratings.

**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 19 and 20 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Rating Services ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA"' have the highest rating assigned by Standard &
            Poor's. Capacity to pay interest and repay principal is extremely strong.

AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than in higher rated categories.

BB       -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Services, Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa      -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.

Aa       -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in "Aaa" securities.

A        -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa      -- Bonds rated "Baa" are considered to be medium grade obligations,
            i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR       -- Indicates that the bond is not rated by Standard & Poor's or
            Moody's.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  19

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1     -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1      -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1   -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1      -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG             -- Association of Bay Area Governments
AIG              -- American International Guaranty
AMBAC            -- AMBAC Indemnity Corporation
BAN              -- Bond Anticipation Notes
BIG              -- Bond Investors Guaranty
CGIC             -- Capital Guaranty Insurance Company
CHFCLI           -- California Health Facility Construction Loan Insurance
CONNIE LEE       -- College Construction Loan Insurance Association
COP              -- Certificate of Participation
EDA              -- Economic Development Authority
ETM              -- Escrowed To Maturity
FAIRS            -- Floating Adjustable Interest Rate Securities
FGIC             -- Financial Guaranty Insurance Company
FHA              -- Federal Housing Administration
FHLMC            -- Federal Home Loan Mortgage Corporation
FNMA             -- Federal National Mortgage Association
FRTC             -- Floating Rate Trust Certificates
FSA              -- Federal Savings Association
GIC              -- Guaranteed Investment Contract
GNMA             -- Government National Mortgage Association
GO               -- General Obligation
HDC              -- Housing Development Corporation
HFA              -- Housing Finance Authority
IDA              -- Industrial Development Agency
IDB              -- Industrial Development Board
IDR              -- Industrial Development Revenue
INFLOS           -- Inverse Floaters
ISD              -- Independent School District
LOC              -- Letter of Credit
MBIA             -- Municipal Bond Investors Assurance Corporation
MVRICS           -- Municipal Variable Rate Inverse Coupon Security
PCR              -- Pollution Control Revenue
PFA              -- Public Financing Authority
PSFG             -- Permanent School Fund Guaranty
RAN              -- Revenue Anticipation Notes
RIBS             -- Residual Interest Bonds
SAVRS            -- Select Auction Variable Rate Securities
TAN              -- Tax Anticipation Notes
TECP             -- Tax Exempt Commercial Paper
TOB              -- Tender Option Bonds
TRAN             -- Tax and Revenue Anticipation Notes
SYCC             -- Structured Yield Curve Certificate
VA               -- Veterans Administration
VRDD             -- Variable Rate Daily Demand
VRWE             -- Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                  August 31, 1999
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $976,369,830)                        $   990,429,221
     Interest receivable                                                      14,538,540
     Receivable for Fund shares sold                                             238,259
     Receivable for securities sold                                            2,470,000
     Other assets                                                                 10,168
----------------------------------------------------------------------------------------
     Total Assets                                                          1,007,686,188
----------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities purchased                                          9,145,372
     Payable to bank                                                           2,883,059
     Investment advisory fees payable                                            381,366
     Administration fees payable                                                  65,719
     Distribution fees payable                                                    64,029
     Payable for Fund shares purchased                                             2,000
     Accrued expenses                                                            198,002
----------------------------------------------------------------------------------------
     Total Liabilities                                                        12,739,547
----------------------------------------------------------------------------------------
Total Net Assets                                                         $   994,946,641
========================================================================================
NET ASSETS:
     Par value of capital shares                                         $        62,739
     Capital paid in excess of par value                                     988,605,516
     Overdistributed net investment income                                      (742,530)
     Accumulated net realized loss from security transactions                 (7,038,475)
     Net unrealized appreciation of investments                               14,059,391
----------------------------------------------------------------------------------------
Total Net Assets                                                         $   994,946,641
========================================================================================
Shares Outstanding:
     Class A                                                                  45,303,450
----------------------------------------------------------------------------------------
     Class B                                                                  14,402,903
----------------------------------------------------------------------------------------
     Class L                                                                   2,941,734
----------------------------------------------------------------------------------------
     Class Y                                                                      90,631
----------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                      $         15.86
----------------------------------------------------------------------------------------
     Class B *                                                           $         15.85
----------------------------------------------------------------------------------------
     Class L **                                                          $         15.84
----------------------------------------------------------------------------------------
     Class Y (and redemption price)                                      $         15.84
----------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.17% of net asset value per share)   $         16.52
----------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)   $         16.00
========================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 3).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within one year from initial purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  21

--------------------------------------------------------------------------------
Statement of Operations (unaudited)     For the Six Months Ended August 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                     $  28,663,348
-------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 3)                                1,606,609
     Distribution fees (Note 3)                                       1,550,898
     Administration fees (Note 3)                                     1,014,925
     Shareholder and system servicing fees                              115,300
     Audit and legal                                                    107,588
     Custody                                                             27,910
     Registration fees                                                   23,649
     Directors' fees                                                     21,552
     Pricing fees                                                        19,338
     Shareholder communications                                          17,509
     Other                                                                7,603
-------------------------------------------------------------------------------
     Total Expenses                                                   4,512,881
-------------------------------------------------------------------------------
Net Investment Income                                                24,150,467
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 4):
     Realized Loss From Security Transactions
     (excluding short-term securities):
       Proceeds from sales                                          180,282,628
       Cost of securities sold                                      183,824,612
-------------------------------------------------------------------------------
     Net Realized Loss                                               (3,541,984)
-------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
       Beginning of period                                           79,656,591
       End of period                                                 14,059,391
-------------------------------------------------------------------------------
     Decrease in Net Unrealized Appreciation                        (65,597,200)
-------------------------------------------------------------------------------
Net Loss on Investments                                             (69,139,184)
-------------------------------------------------------------------------------
Decrease in Net Assets From Operations                            $ (44,988,717)
===============================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended August 31, 1999 (unaudited) and the Year Ended February 28, 1999

                                                                          August 31          February 28
========================================================================================================
OPERATIONS:
     Net investment income                                            $    24,150,467    $    43,919,316
     Net realized loss                                                     (3,541,984)        (3,397,658)
     Increase (decrease) in net unrealized appreciation                   (65,597,200)         7,234,476
--------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations                    (44,988,717)        47,756,134
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
     Net investment income                                                (23,248,314)       (44,415,694)
     In excess of net investment income                                            --         (1,220,517)
     Net realized gains                                                            --         (5,885,401)
--------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
       Distributions to Shareholders                                      (23,248,314)       (51,521,612)
--------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                      88,965,852        253,027,947
     Net asset value of shares issued for reinvestment of dividends        15,202,383         29,727,113
     Cost of shares reacquired                                           (107,209,867)      (125,516,529)
--------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Fund Share Transactions        (3,041,632)       157,238,531
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                         (71,278,663)       153,473,053
NET ASSETS:
     Beginning of period                                                1,066,225,304        912,752,251
--------------------------------------------------------------------------------------------------------
     End of period*                                                   $   994,946,641    $ 1,066,225,304
========================================================================================================
  *  Includes overdistributed net investment income of:               $      (742,530)   $    (1,644,683)
========================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  23

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney California Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices as provided by an independent pricing service; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At February 28, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, undistributed net investment income of $1,220,517 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. The investment advisory fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

CFBDS, Inc. ("CFBDS") acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase


--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 1999, SSB and CFBDS received sales charges of approximately $593,000 and $49,000 on sales of the Portfolio's Class A shares and Class L shares respectively. In addition, CDSCs paid to SSB were approximately:

                                           Class A       Class B        Class L
================================================================================
CDSCs                                     $ 16,000       $187,000       $  9,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively.

For the six months ended August 31, 1999, total Distribution Plan fees incurred were:

                                           Class A       Class B        Class L
================================================================================
Distribution Plan Fees                    $581,257       $797,052       $172,589
================================================================================

All officers and one Director of the Fund are employees of SSB.

4. Investments

During the six months ended August 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $189,498,754
--------------------------------------------------------------------------------
Sales                                                                180,282,628
================================================================================

At August 31, 1999, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                      $ 38,754,591
Gross unrealized depreciation                                       (24,695,200)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 14,059,391
================================================================================

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At August 31, 1999, the Fund had no open futures contracts.

6. Capital Shares

At August 31, 1999, the Fund had 500 million shares of $0.001 par value capital stock authorized. The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  25

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At August 31, 1999, total paid-in capital amounted to the following for each class:

                          Class A        Class B         Class L       Class Y
================================================================================
Total Paid-in Capital   $703,668,029   $234,602,980   $ 48,722,649   $ 1,674,597
================================================================================

Transactions in shares of each class were as follows:

                                                            Six Months Ended                                  Year Ended
                                                             August 31, 1999                              February 28, 1999(1)
                                                    ---------------------------------              --------------------------------
                                                     Shares                Amount                  Shares                 Amount
===================================================================================================================================
Class A
Shares sold                                          4,104,700          $  66,677,749              9,597,866          $ 163,199,621
Shares issued on reinvestment                          581,209             11,188,476              1,267,288             21,508,604
Shares reacquired                                   (4,811,703)           (79,160,089)            (4,546,797)           (77,276,081)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                               (125,794)         $  (1,293,864)             6,318,357          $ 107,432,144
===================================================================================================================================
Class B
Shares sold                                          1,018,449          $  16,486,470              3,186,068          $  54,114,417
Shares issued on reinvestment                          165,754              3,168,151                385,228              6,535,072
Shares reacquired                                   (1,389,676)           (23,023,925)            (1,695,121)           (28,785,369)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                               (205,473)         $  (3,369,304)             1,876,175          $  31,864,120
===================================================================================================================================
Class L(2)
Shares sold                                            334,136          $   5,801,633              1,131,864          $  19,213,909
Shares issued on reinvestment                           63,777                810,847                 79,230              1,343,281
Shares reacquired                                     (304,329)            (5,025,853)              (251,417)            (4,268,907)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                            93,584          $   1,586,627                959,677          $  16,288,283
===================================================================================================================================
Class Y
Shares sold                                                 --                     --                960,767          $  16,500,000
Shares issued on reinvestment                            2,126          $      34,909                 19,970                340,156
Shares reacquired                                           --                     --               (892,232)           (15,186,172)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                             2,126          $      34,909                 88,505          $   1,653,984
===================================================================================================================================

(1) For Class Y shares, transactions are for the period from September 22, 1998 (inception date) to February 28, 1999.

(2)   On June 12, 1998, Class C shares were renamed Class L shares.

7. Concentration of Credit

The Fund primarily invests in debt obligations issued by the State of California and local governments in the State of California, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

8. Capital Loss Carryforward

At February 28, 1999, the Fund had, for Federal income tax purposes, approximately $2,922,924 of capital loss carryforwards, expiring of February 28, 2007, available to offset future realized gains. To the extent that these carryforward losses can be used to offset net realized capital gains, such gains, if any, will not be distributed.


--------------------------------------------------------------------------------
26                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class A Shares                                 1999(1)(2)         1999(2)         1998          1997          1996(2)         1995
==================================================================================================================================
Net Asset Value, Beginning of Period         $16.93             $16.99          $16.26        $16.31        $15.40          $16.15
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.39               0.77            0.82          0.85          0.85            0.89
  Net realized and unrealized gain (loss)     (1.08)              0.07            0.98          0.15          0.93           (0.56)
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.69)              0.84            1.80          1.00          1.78            0.33
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.38)             (0.78)          (0.84)        (0.85)        (0.84)          (0.89)
  In excess of net investment income             --              (0.02)             --            --            --              --
  Net realized gains                             --              (0.10)          (0.23)        (0.20)        (0.03)          (0.19)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.38)             (0.90)          (1.07)        (1.05)        (0.87)          (1.08)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $15.86             $16.93          $16.99        $16.26        $16.31          $15.40
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                  (4.15)%++           5.02%          11.44%         6.37%        11.93%           2.46%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $718,580           $769,306        $664,471      $578,687      $582,324        $401,743
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     0.71%+             0.68%           0.70%         0.71%         0.76%           0.80%
  Net investment income                        4.71+              4.53            4.97          5.29          5.26            5.76
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          17%                13%             43%           60%           44%             59%
==================================================================================================================================

Class B Shares                                 1999(1)(2)         1999(2)         1998          1997          1996(2)         1995
==================================================================================================================================
Net Asset Value, Beginning of Period         $16.93             $16.98          $16.25        $16.32        $15.40          $16.15
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.35               0.68            0.74          0.76          0.75            0.81
  Net realized and unrealized gain (loss)     (1.10)              0.08            0.98          0.14          0.96           (0.57)
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.75)              0.76            1.72          0.90          1.71            0.24
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.33)             (0.69)          (0.76)        (0.77)        (0.76)          (0.80)
  In excess of net investment income             --              (0.02)             --            --            --              --
  Net realized gains                             --              (0.10)          (0.23)        (0.20)        (0.03)          (0.19)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.33)             (0.81)          (0.99)        (0.97)        (0.79)          (0.99)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $15.85             $16.93          $16.98        $16.25        $16.32          $15.40
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                  (4.46)%++           4.56%          10.88%         5.73%        11.39%           1.89%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $228,335           $247,252        $216,234      $173,347      $153,044        $127,888
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     1.23%+             1.20%           1.21%         1.23%         1.29%           1.32%
  Net investment income                        4.18+              4.02            4.45          4.75          4.71            5.25
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          17%                13%             43%           60%           44%             59%
==================================================================================================================================

(1)   For the six months ended August 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  27

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class L Shares                                  1999(1)(2)        1999(2)(3)        1998         1997         1996(2)        1995(4)
=================================================================================================================================
Net Asset Value, Beginning of Period          $16.91            $16.97            $16.24       $16.31       $15.40         $14.19
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                         0.34              0.67              0.73         0.75         0.78           0.24
  Net realized and unrealized gain (loss)      (1.08)             0.07              0.98         0.15         0.92           1.39*
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            (0.74)             0.74              1.71         0.90         1.70           1.63
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.33)            (0.68)            (0.75)       (0.77)       (0.76)         (0.23)
   In excess of net investment income             --             (0.02)               --           --           --             --
   Net realized gains                             --             (0.10)            (0.23)       (0.20)       (0.03)         (0.19)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.33)            (0.80)            (0.98)       (0.97)       (0.79)         (0.42)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $15.84            $16.91            $16.97       $16.24       $16.31         $15.40
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                   (4.43)%++          4.45%            10.83%        5.68%       11.30%         11.72%++
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $46,597           $48,169           $32,047      $16,678      $10,809           $762
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      1.28%+            1.24%             1.26%        1.29%        1.39%          1.37%+
  Net investment income                         4.13+             3.97              4.39         4.69         4.44           5.19+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           17%               13%               43%          60%          44%            59%
=================================================================================================================================

(1)   For the six months ended August 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   On June 12, 1998, Class C shares were renamed Class L shares.

(4)   For the period from November 14, 1994 (inception date) to February 28,
      1995.

* The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and the redemptions.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
28                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class Y Shares                                    1999(1)(2)         1999(2)(3)
=========================================================================
Net Asset Value, Beginning of Period            $16.93             $17.19
-------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                           0.39               0.34
  Net realized and unrealized loss               (1.09)             (0.11)
-------------------------------------------------------------------------
Total Income (Loss) From Operations              (0.70)              0.23
-------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.39)             (0.37)
   In excess of net investment income               --              (0.02)
   Net realized gains                               --              (0.10)
-------------------------------------------------------------------------
Total Distributions                              (0.39)             (0.49)
-------------------------------------------------------------------------
Net Asset Value, End of Period                  $15.84             $16.93
-------------------------------------------------------------------------
Total Return++                                   (4.19)%             1.34%
-------------------------------------------------------------------------
Net Assets, End of Period (000s)                $1,435             $1,498
-------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                        0.77%              0.53%
  Net investment income                           4.65               4.56
-------------------------------------------------------------------------
Portfolio Turnover Rate                             17%                13%
=========================================================================

(1)   For the six months ended August 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from September 22, 1998 (inception date) to February 28,
      1999.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  29

Smith Barney
California Municipals
Fund Inc.

Directors

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose

James J. Crisona, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Joseph P. Deane
Vice President and Investment Officer

David Fare
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator

SSB Citi Fund Management LLC

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9699
Providence, RI 02940-9699

This report is submitted for the general information of shareholders of Smith Barney California Municipals Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

SALOMON SMITH BARNEY
--------------------
      A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney California
Municipals Fund Inc.

Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD0434 10/99